Long Term Deposit and Prepayment - Schedule of Long Term Deposit and Prepayment (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Long Term Deposit and Prepayment [Abstract]
Prepayment of consulting fee			$ 500,000
Total			$ 500,000